GOLDMAN SACHS ETF TRUST
Goldman Sachs JUST U.S. Large Cap Equity ETF
(the “Fund”)
Supplement dated April 17, 2025, to the
Prospectus and Summary Prospectus, each dated March 21, 2025
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of Goldman Sachs ETF Trust recently approved changes to the Fund’s non‑fundamental policy to invest at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index (“80% Policy”). The Fund’s 80% Policy will be revised to reflect that the Fund will invest at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. This change will be effective on June 17, 2025 (the “Effective Date”). This change will not materially impact (i) the way in which the Fund is managed, (ii) the portfolio holdings of the Fund, or (iii) the Fund’s investment objective to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the JUST US Large Cap Diversified Index.
Accordingly, on the Effective Date, the Fund’s Prospectus and Summary Prospectus are revised as follows:
The following replaces in its entirety the first paragraph of “Goldman Sachs JUST U.S. Large Cap Equity ETF—Summary” in the Fund’s Prospectus and “Principal Investment Strategies” in the Fund’s Summary Prospectus:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index.
The following replaces in its entirety the first paragraph of “Investment Management Approach—Principal Investment Strategies—Goldman Sachs JUST U.S. Large Cap Equity ETF” in the Fund’s Prospectus:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. Shareholders will be provided with sixty days’ notice in the manner prescribed by the Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its assets in securities included in its underlying index.
This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.

EQTYETFNFPSTK 04‑25